Share Capital - Summary of DSU Activity (Details) - DSU	3 Months Ended
Mar. 31, 2025 Equityinstruments $ / shares shares
Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options [Line Items]
Number of stock units, beginning of period | Equityinstruments	2,425,609
Number of stock units, Granted | Equityinstruments	501,856
Number of stock units, Conversion of DSUs to common shares | shares	(633,071)
Number of stock units, end of period | Equityinstruments	2,294,394
Weighted average grant date fair value, beginning of period	$ 3.09
Weighted average grant date fair value, Granted	1.35
Weighted average grant date fair value, Conversion of DSUs to common shares	3.74
Weighted average grant date fair value, end of period	$ 2.53